Finance leases (Details 1) - Capital Lease Obligations [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
2019	$ 20,384,641
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 – 2030	140,757,800
Total minimum finance lease payments	279,033,582	$ 296,181,882
Amounts representing interest and deferred finance fees	(50,163,519)	(54,705,784)
Net minimum finance lease payments	228,870,063	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	$ 225,990,063	$ 238,596,098